Acquisitions and Other Investments - A&P - Acquisition - Additional Information (Detail) $ in Millions		12 Months Ended
	Nov. 17, 2015 USD ($) Stores	Feb. 28, 2015 USD ($)	Dec. 02, 2017 USD ($)	Feb. 25, 2017 USD ($)	Feb. 27, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 1,013.8	$ 1,183.3	$ 1,167.8	$ 1,131.1
AP Transaction
Business Acquisition [Line Items]
Number of stores acquired | Stores	73
Total purchase consideration	$ 292.7
Goodwill	$ 130.8
Acquisition related cost		$ 11.1